UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-09395
                                     ---------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                 10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: September 30, 2007
                          ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b) 1-5 under the Investment Company Act of 1940 is as follows:


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                 PRINCIPAL
                                                 AMOUNT ($)      ISSUES                                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.17%
Consumer Products - 0.17%                          889,398    Home Products International, Inc., 2nd Lien,
                                                              Convertible, PIK, 6.000%, due 3/20/17 (a)             $       889,398
                                                                                                                    ---------------

                                                              TOTAL CORPORATE BONDS
                                                                (Cost $889,398)                                             889,398
                                                                                                                    ---------------

                                                    SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.05%
Agriculture Chemicals - 1.66%                      759,937    Saskatchewan Wheat Pool, Inc. (b) (Canada)                  8,862,685
                                                                                                                    ---------------

Auto Parts - 0.99%                                 244,400    Superior Industries International, Inc.                     5,301,036
                                                                                                                    ---------------

Building Products - 1.83%                          320,000    Louisiana-Pacific Corp.                                     5,430,400
                                                   115,000    USG Corp. (b)                                               4,318,250
                                                                                                                    ---------------
                                                                                                                          9,748,650
                                                                                                                    ---------------

Consumer Products - 4.62%                           33,915    Home Products International, Inc. (a) (b)                      37,646
                                                   433,246    JAKKS Pacific, Inc. (b)                                    11,572,001
                                                   167,965    K-Swiss, Inc., Class A                                      3,848,078
                                                   300,500    Leapfrog Enterprises, Inc. (b)                              2,479,125
                                                   398,300    Russ Berrie & Co., Inc. (b)                                 6,691,440
                                                                                                                    ---------------
                                                                                                                         24,628,290
                                                                                                                    ---------------

Diversified Media - 0.58%                          327,742    Journal Communications, Inc., Class A                       3,106,994
                                                                                                                    ---------------

Electronics Components - 7.28%                     501,000    AVX Corp.                                                   8,066,100
                                                    42,500    Bel Fuse, Inc., Class A                                     1,622,650
                                                   196,600    Bel Fuse, Inc., Class B                                     6,814,156
                                                   153,300    Electronics for Imaging, Inc. (b)                           4,117,638
                                                   192,500    Herley Industries, Inc. (b)                                 2,879,800
                                                   100,022    Hutchinson Technology, Inc. (b)                             2,460,541
                                                    50,000    Ingram Micro, Inc., Class A (b)                               980,500
                                                   172,700    Technitrol, Inc.                                            4,654,265
                                                   555,000    Vishay Intertechnology, Inc. (b)                            7,231,650
                                                                                                                    ---------------
                                                                                                                         38,827,300
                                                                                                                    ---------------

Energy/Services - 1.36%                            214,200    Willbros Group, Inc. (b) (Panama)                           7,282,800
                                                                                                                    ---------------

Financial Insurance - 0.29%                         25,300    MBIA, Inc.                                                  1,544,565
                                                                                                                    ---------------

Financial Services - 0.23%                          30,000    CIT Group, Inc.                                             1,206,000
                                                                                                                    ---------------

Food Products - 2.27%                              400,400    Industrias Bachoco, S.A.B de CV, ADR (Mexico)              12,132,120
                                                                                                                    ---------------

Forest Products & Paper - 2.64%                    669,700    Canfor Corp. (b) (Canada)                                   7,439,989
                                                    50,502    Canfor Pulp Income Fund (Canada)                              653,964
                                                 1,037,818    Catalyst Paper Corp. (a) (b) (c) (Canada)                   1,932,586
                                                   272,580    Glatfelter                                                  4,045,087
                                                                                                                    ---------------
                                                                                                                         14,071,626
                                                                                                                    ---------------

Healthcare Services - 0.93%                        284,000    Cross Country Healthcare, Inc. (b)                          4,961,480
                                                                                                                    ---------------

Holding Companies - 15.35%                       1,139,737    Brookfield Asset Management, Inc., Class A (Canada)        43,879,874
                                                   380,000    Guoco Group, Ltd. (Hong Kong) +                             5,181,474
                                                   690,000    Hutchison Whampoa, Ltd. (Hong Kong)                         7,380,320
                                                   430,000    Investor AB, Class A (Sweden)                              10,809,888
                                                   127,500    Leucadia National Corp.                                     6,148,050
                                                   238,250    MVC Capital, Inc.                                           4,414,773
                                                   834,000    Wharf (Holdings), Ltd. (The) (Hong Kong)                    4,098,201
                                                                                                                    ---------------
                                                                                                                         81,912,580
                                                                                                                    ---------------

Home Furnishings - 1.15%                           303,053    Haverty Furniture Cos., Inc.                                2,657,775
                                                   213,529    Stanley Furniture Co., Inc.                                 3,469,846
                                                                                                                    ---------------
                                                                                                                          6,127,621
                                                                                                                    ---------------

Industrial Equipment - 5.04%                       363,021    A.S.V., Inc. (b)                                            5,093,185
                                                   375,000    Toyota Industries Corp. (Japan)                            16,160,275
                                                   150,000    Trinity Industries, Inc.                                    5,631,000
                                                                                                                    ---------------
                                                                                                                         26,884,460
                                                                                                                    ---------------

Insurance & Reinsurance - 5.98%                    128,100    Arch Capital Group, Ltd. (b) (Bermuda)                      9,531,921
                                                 1,040,000    BRIT Insurance Holdings PLC (United Kingdom)                7,266,552
                                                   287,218    Castlepoint Holdings, Ltd. (Bermuda)                        3,303,007
                                                   277,848    Greenlight Capital Re, Ltd., Class A (b) (Cayman Islands)   5,634,757
                                                   265,117    Radian Group, Inc.                                          6,171,924
                                                                                                                    ---------------
                                                                                                                         31,908,161
                                                                                                                    ---------------

               See accompanying notes to Portfolio of Investments.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT SEPTEMBER 30, 2007
                                   (UNAUDITED)


                                                    SHARES       ISSUES                                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Life Insurance - 1.99%                             538,500    Phoenix Cos., Inc. (The)                              $     7,598,235
                                                    75,000    Power Corp of Canada (Canada)                               3,005,580
                                                                                                                    ---------------
                                                                                                                         10,603,815
                                                                                                                    ---------------

Manufactured Housing - 0.49%                       390,807    Coachmen Industries, Inc.                                   2,618,407
                                                                                                                    ---------------

Medical Supplies
& Services - 0.96%                                 170,000    Daiichi Sankyo Co., Ltd. (Japan)                            5,105,994
                                                                                                                    ---------------


Natural Resources
& Real Estate - 5.07%                              105,450    Brookfield Properties Corp. (Canada)                        2,625,705
                                                    42,500    Deltic Timber Corp.                                         2,419,100
                                                   262,100    Forest City Enterprises, Inc., Class A                     14,457,436
                                                   202,200    St. Joe Co. (The)                                           6,795,942
                                                    18,000    Tejon Ranch Co. (b)                                           745,200
                                                                                                                    ---------------
                                                                                                                         27,043,383
                                                                                                                    ---------------

Non-Life Insurance - 3.16%                         420,250    Millea Holdings, Inc., ADR (Japan)                         16,880,896
                                                                                                                    ---------------

Oil Services - 8.07%                               276,988    Bronco Drilling Co., Inc. (b)                               4,099,422
                                                   125,000    Cimarex Energy Co.                                          4,656,250
                                                   247,000    EnCana Corp. (Canada)                                      15,276,950
                                                   240,000    Nabors Industries, Ltd. (b) (Bermuda)                       7,384,800
                                                   112,500    Pogo Producing Co.                                          5,974,875
                                                    50,000    Suncor Energy, Inc. (Canada)                                4,740,500
                                                    21,400    Whiting Petroleum Corp. (b)                                   951,230
                                                                                                                    ---------------
                                                                                                                         43,084,027
                                                                                                                    ---------------

Pharmaceutical Services - 0.40%                     60,000    Pharmaceutical Product Development, Inc.                    2,126,400
                                                                                                                    ---------------

Real Estate
Investment Trusts - 4.58%                           20,000    EastGroup Properties, Inc.                                    905,200
                                                   495,702    Origen Financial, Inc.                                      2,998,997
                                                   217,835    ProLogis                                                   14,453,353
                                                   305,000    RAIT Financial Trust                                        2,510,150
                                                    32,600    Vornado Realty Trust                                        3,564,810
                                                                                                                    ---------------
                                                                                                                         24,432,510
                                                                                                                    ---------------

Savings & Loans/Thrifts - 4.38%                    262,900    Brookline Bancorp, Inc.                                     3,047,011
                                                   305,713    Investors Bancorp, Inc. (b)                                 4,328,896
                                                   185,002    Kearny Financial Corp.                                      2,366,176
                                                   765,900    NewAlliance Bancshares, Inc.                               11,243,412
                                                    83,421    Rockville Financial, Inc.                                   1,189,583
                                                    72,085    Wauwatosa Holdings, Inc. (b)                                1,171,381
                                                                                                                    ---------------
                                                                                                                         23,346,459
                                                                                                                    ---------------

Security Brokers
& Asset Management - 5.53%                          65,000    Bank of New York Mellon Corp.                               2,869,100
                                                   183,550    Legg Mason, Inc.                                           15,471,429
                                                   100,000    Nuveen Investments, Inc., Class A                           6,194,000
                                                   281,385    SWS Group, Inc.                                             4,977,701
                                                                                                                    ---------------
                                                                                                                         29,512,230
                                                                                                                    ---------------
Semiconductor Equipment
Manufacturers & Related - 2.02%                    150,000    Applied Materials, Inc.                                     3,105,000
                                                    96,900    Coherent, Inc. (b)                                          3,108,552
                                                   191,500    Electro Scientific Industries, Inc. (b)                     4,588,340
                                                                                                                    ---------------
                                                                                                                         10,801,892
                                                                                                                    ---------------

Software - 1.01%                                   797,750    Borland Software Corp. (b)                                  3,470,212
                                                    70,000    Synopsys, Inc. (b)                                          1,895,600
                                                                                                                    ---------------
                                                                                                                          5,365,812
                                                                                                                    ---------------

Steel & Specialty Steel - 1.68%                     50,000    POSCO, ADR (South Korea)                                    8,938,500
                                                                                                                    ---------------

Telecommunications - 1.97%                         790,395    Sycamore Networks, Inc. (b)                                 3,216,908
                                                   768,100    Tellabs, Inc. (b)                                           7,312,312
                                                                                                                    ---------------
                                                                                                                         10,529,220
                                                                                                                    ---------------

Transportation - 0.54%                             211,000    BW Gas ASA (Norway)                                         2,905,959
                                                                                                                    ---------------

                                                              TOTAL COMMON STOCKS
                                                                (Cost $326,490,299)                                     501,801,872
                                                                                                                    ---------------

               See accompanying notes to Portfolio of Investments.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                 PRINCIPAL
                                                 AMOUNT ($)      ISSUES                                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.87%
Repurchase Agreement - 5.87%                     31,307,626   Bear Stearns, 3.95%, dated 9/28/07, due 10/1/07 (d)   $    31,307,626
                                                                                                                    ---------------

                                                              TOTAL SHORT TERM INVESTMENTS
                                                              (Cost $31,307,626)                                         31,307,626
                                                                                                                    ---------------

                                                              TOTAL INVESTMENT PORTFOLIO - 100.09%
                                                              (Cost $358,687,323)                                       533,998,896
                                                                                                                    ---------------

                                                              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)              (469,832)
                                                                                                                    ---------------

                                                              NET ASSETS - 100.00%
                                                              (Applicable to 18,768,774 shares outstanding)         $   533,529,064
                                                                                                                    ===============

                                                              NET ASSET VALUE PER SHARE                                      $28.43
                                                                                                                    ===============

Notes:

     (a)  Fair valued securities:


                                                             CARRYING VALUE
              SECURITY                                          PER UNIT            ACQUISITION DATE            ACQUISITION COST
              --------                                          --------            ----------------            ----------------
       Catalyst Paper Corp.                                     $  1.86                 10/23/2006              $ 3,086,375
       Home Products International, Inc.                           1.11                 5/30/2007                 3,749,309
       Home Products International, Inc., 2nd Lien,
            Convertible, PIK, 6.000%, due 3/20/17                100.00             3/16/2007 to 4/5/2007           889,398


     (b)  Non-income producing security.

     (c)  Security subject to restrictions on resale.

     (d)  Repurchase agreement collateralized by:

               U.S. Inflation Indexed Note, par value $13,260,000, due 4/15/12, value $13,637,863.

               U.S. Treasury Strips, par value $47,380,000, due 5/15/25-2/15/27, value $18,578,064.

     +    Incorporated in Bermuda.

     ADR: American Depository Receipt.

     PIK: Payment-in-kind.

Country Concentration:

                                                                 % of
                                                              Net Assets
                                                         ---------------------
United States                                                           59.15 %
Canada                                                                  16.57
Japan                                                                    7.15
Bermuda                                                                  3.79
Hong Kong                                                                3.12
Mexico                                                                   2.27
Sweden                                                                   2.03
South Korea                                                              1.68
Panama                                                                   1.37
United Kingdom                                                           1.36
Cayman Islands                                                           1.06
Norway                                                                   0.54
                                                         ---------------------
Total                                                                  100.09 %
                                                         =====================

               See accompanying notes to Portfolio of Investments.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        NOTES TO PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)


1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio").

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees of the Portfolio, under procedures established by the Board of Trustees. At September 30, 2007, such securities had a total fair value of $2,859,630 or 0.54% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                  NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o INVESTMENTS DENOMINATED IN FOREIGN CURRENCIES: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTION: At the prevailing rates of exchange on the date of such transactions.

SECURITY TRANSACTIONS:

Security transactions are accounted for on a trade date basis.

2.   INVESTMENTS

Selected Portfolio information based on book basis as of September 30, 2007 was as follows:

Gross unrealized appreciation               $   196,672,959
Gross unrealized depreciation                   (21,361,386)
                                            ---------------
Net unrealized appreciation                 $   175,311,573
                                            ===============
Aggregate book cost                         $   358,687,323
                                            ---------------

For additional  information  regarding the accounting policies of the Portfolio,
refer  to  the  most  recent  financial   statements  in  the  N-CSR  filing  at
WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By:       /s/ David M. Barse
         ------------------------------

Name:     David M. Barse
         ------------------------------

Title:    Principal Executive Officer
         ------------------------------

Date:     November 13, 2007
         ------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By:       /s/ David M. Barse
         ------------------------------

Name:     David M. Barse
         ------------------------------

Title:    Principal Executive Officer
         ------------------------------

Date:     November 13, 2007
         ------------------------------


By:      /s/ Vincent J. Dugan
         ------------------------------

Name:    Vincent J. Dugan
         ------------------------------

Title:   Principal Financial Officer
         ------------------------------

Date:    November 13, 2007
         ------------------------------